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                           WALL STREET SERIES VUL220
                               VARIABLE ACCOUNT C
                        UNION SECURITY INSURANCE COMPANY

                               FILE NO. 033-28551

     SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006
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     SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

HARTFORD CAPITAL OPPORTUNITIES HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted and replaced with the following:

    (i) HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.70% and the total annual operating expenses are 0.86%.

HARTFORD HIGH YIELD HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted and replaced with the following:

    (ii) HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.67% and the total annual operating expenses are 0.72%.

HARTFORD LARGECAP GROWTH HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted and replaced with the following:

    (iii) HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.80% and the total annual operating expenses are 0.86%.

HARTFORD MIDCAP STOCK HLS FUND: The footnote to this Fund in the Annual Fund Operating Expenses table is deleted and replaced with the following:

    (iv) HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.70% and the total annual operating expenses are 0.81%.

EFFECTIVE SEPTEMBER 1, 2006, the following changes are made to your prospectus:

In the section "Your Policy," under "Settlement Options," the first sentence of the paragraph is deleted and replaced with:

Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit is paid in a lump sum and the payment is $10,000 or greater, the proceeds will be held in our General Account and, unless instructed otherwise, we will establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at anytime.

FEDERAL TAX CONSIDERATIONS

In the section "Federal Tax Considerations," under "Non-Individual Owners and Business Beneficiaries of Policies," the last sentence of the paragraph is deleted and the following is added as a new paragraph:

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

In the section "Federal Tax Considerations," under "Non-Individual Owners and Business Beneficiaries of Policies," the following is added prior to the existing paragraph(s):

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, the Pension Protection Act of 2006 (the "Act") amended the Internal Revenue Code ("Code") by adding a new section 101(j).

Under section 101(j), death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless the notice and consent requirements of section 101(j)(4) are satisfied and an exception under section 101(j)(2) applies.

For the purposes of section 101(j), an "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.
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Notice and consent is generally satisfied if, before the contract is issued, the employee --

       - is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

       - provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

       - is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under section 101(j)(2) applies. Section 101(j)(2) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Under the section "Federal Tax Considerations," the following section is added:

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described in this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

EFFECTIVE NOVEMBER 1, 2006, the following changes are made to your prospectus:

HARTFORD FOCUS HLS FUND: The footnote to this fund in the Annual Fund Operating Expenses table is deleted.

HARTFORD INDEX HLS FUND:

Under the sub-section "Annual Fund Operating Expenses," the Minimum Total Annual Fund Operating Expense reflected in the table is deleted and replaced with 0.32%.
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Under the sub-section "Investment Management Fees and Other Expenses," in the
Annual Fund Operating Expenses table, the information for the Hartford Index HLS Fund and its corresponding footnote are deleted and replaced with the following:

                                          12B-1                                TOTAL                                   TOTAL NET
                                      DISTRIBUTION                            ANNUAL           CONTRACTUAL FEE          ANNUAL
                                         AND/OR                                FUND              WAIVERS OR              FUND
                     MANAGEMENT         SERVICING           OTHER            OPERATING             EXPENSE             OPERATING
FUND                    FEES              FEES            EXPENSES           EXPENSES          REIMBURSEMENTS          EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Hartford Index        0.30%(*)              N/A              0.02%              0.32%                 N/A                 0.32%
 HLS Fund --
 Class IA

(*) Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EFFECTIVE JANUARY 1, 2007, the following changes are made to your prospectus:

HARTFORD BLUE CHIP STOCK HLS FUND:

Under the sub-section "Investment Management Fees and Other Expenses," in the Annual Fund Operating Expenses table, the information for the Hartford Blue Chip Stock HLS Fund and its corresponding footnote are deleted and replaced with the following:

                                          12B-1                                TOTAL                                   TOTAL NET
                                      DISTRIBUTION                            ANNUAL           CONTRACTUAL FEE          ANNUAL
                                         AND/OR                                FUND              WAIVERS OR              FUND
                     MANAGEMENT         SERVICING           OTHER            OPERATING             EXPENSE             OPERATING
FUND                    FEES              FEES            EXPENSES           EXPENSES          REIMBURSEMENTS          EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Hartford Blue         0.83%(**)             N/A              0.03%              0.86%                 N/A                 0.86%
 Chip Stock HLS
 Fund --Class
 IA

(**) Effective January 1, 2007, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.88% to 0.83. In addition, effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, the management fee is 0.78% and the total annual operating expenses are 0.81%.

HARTFORD EQUITY INCOME HLS FUND: The footnote to this fund in the Annual Fund Operating Expenses table is deleted.

HARTFORD MONEY MARKET HLS FUND:

Under the sub-section "Investment Management Fees and Other Expenses," in the Annual Fund Operating Expenses table, the information for the Hartford Index HLS Fund and its corresponding footnote are deleted and replaced with the following:

                                          12B-1                                TOTAL                                   TOTAL NET
                                      DISTRIBUTION                            ANNUAL           CONTRACTUAL FEE          ANNUAL
                                         AND/OR                                FUND              WAIVERS OR              FUND
                     MANAGEMENT         SERVICING           OTHER            OPERATING             EXPENSE             OPERATING
FUND                    FEES              FEES            EXPENSES           EXPENSES          REIMBURSEMENTS          EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Hartford Money        0.45%(***)            N/A              0.04%              0.49%                 N/A                 0.49%
 Market HLS
 Fund -- Class
 IA

(***) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.44%.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6021